Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	23 Months Ended		50 Months Ended	60 Months Ended	90 Months Ended	98 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000241324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Founders
C000241325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000203691
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent			(3.13%)				(0.88%)					0.62%
C000203690
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
Without Sales Load [Member] | C000193426
Average Annual Return [Line Items]
Average Annual Return, Percent		0.70%	5.71%				10.61%	7.34%
Without Sales Load [Member] | C000241324
Average Annual Return [Line Items]
Average Annual Return, Percent			9.17%		11.78%
Without Sales Load [Member] | C000241325
Average Annual Return [Line Items]
Average Annual Return, Percent			8.94%	11.73%
Without Sales Load [Member] | C000203691
Average Annual Return [Line Items]
Average Annual Return, Percent			1.18%				(0.01%)					1.06%
Without Sales Load [Member] | C000203690
Average Annual Return [Line Items]
Average Annual Return, Percent			1.24%				0.20%					1.34%
Without Sales Load [Member] | C000225205
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.95%)				15.13%					10.00%
Without Sales Load [Member] | C000225903
Average Annual Return [Line Items]
Average Annual Return, Percent			0.29%			2.68%
Without Sales Load [Member] | C000168469
Average Annual Return [Line Items]
Average Annual Return, Percent			0.19%				12.54%		7.82%
Without Sales Load [Member] | C000159698
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.11%)				13.58%			8.47%
Without Sales Load [Member] | C000159696
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.73%)				11.18%				7.59%
Without Sales Load [Member] | C000159697
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.74%)				11.09%				7.47%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		(1.97%)	8.25%				18.59%	13.12%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			4.88%		3.62%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			4.88%	2.97%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.22%				1.07%					2.13%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.22%				1.07%					2.13%
FT Wilshire 5000 Index - TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index - TR
Average Annual Return, Percent			7.11%				18.34%					12.00%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			7.22%			8.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			7.22%				18.18%		12.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			7.22%				18.18%			13.17%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			7.22%				18.18%				12.87%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			7.22%				18.18%				12.87%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent		2.51%	9.80%				11.69%	5.83%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return, Percent			7.38%		9.39%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			7.60%		9.26%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return, Percent			7.38%	9.69%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			7.60%	9.66%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent			1.74%				1.27%					1.97%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent			1.74%				1.27%					1.97%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Average Annual Return, Percent			7.18%				16.15%					8.79%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			2.59%			5.03%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			2.59%				16.28%		9.71%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			7.82%				18.47%			13.48%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent			(3.11%)				14.91%				8.52%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Average Annual Return, Percent			(3.11%)				14.91%				8.52%